Stock-Based Compensation - Summary of Share Grant Activity (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average price, Granted (non-vested)	CAD 20.50
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share grants outstanding, Beginning	5,319,370
Share Granted (non-vested)		5,319,370
Shares Forfeited	(79,692)
Share grants outstanding, Ending	5,239,678	5,319,370
Weighted-Average price, Outstanding, Beginning	CAD 20.50
Weighted-Average price, Granted (non-vested)		CAD 20.50
Weighted-Average price, Forfeited	20.50
Weighted-Average price, Outstanding, Ending	CAD 20.50	CAD 20.50